Net Income Per unit - Additional Information (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Compensation Plan [Member]
Antidilutive securities excluded from computation of earnings per share, Amount	1,142,818	5,132,875	4,970,375	5,737,250